Business Combination and Goodwill	12 Months Ended
Jun. 30, 2026
Business Combination and Goodwill [Abstract]
Business combination and Goodwill

Note 8 — Business combination and Goodwill

On December 2, 2024, the Company through the wholly-owned subsidiary, BVI Sub, obtained control of Ace Vision Group by acquired 100% interest in Ace Vision Technology Investment Limited. Ace Vision Technology Investment Limited, through its Hong Kong subsidiary, Ace Vision, which is engaged in IT consultancy services in Hong Kong. The acquisition was made as part of the Company’s strategy to improve our technology and consulting services offerings in the market. The purchase consideration of US$800,000, in the form of cash, was paid at the acquisition date. There has no contingent consideration.

The fair values of the identifiable assets and liabilities of Ace Vision Group as at the date of acquisition were as follows:

	Fair value recognized on acquisition
	2025
	HKD	US$
Account Receivables	$100,000	$12,752
Cash	88,076	11,231
Accounts payables	(30,000)	(3,826)
Tax payable	(21,703)	(2,768)
Other payables	(27,300)	(3,481)
Foreign exchange difference	-	8,045 *
Total identifiable net assets at fair value	$109,073	$21,953
Goodwill	6,101,447	778,047
Purchase consideration settled by cash	$6,210,520	$800,000

*	Solely for the convenience of the reader, the fair values of the identifiable assets and liabilities have been translated at the rate of HKD7.8420 to US$1.00, resulting in a foreign currency translation difference of US$8,045.

The changes in the carrying amount of goodwill are as follows:

	As of June 30,
	2025	2026
	HKD	HKD	US$
Beginning balance	$-	$6,101,447	$778,047
Business combinations	6,101,447	-	-
Ending balance	$6,101,447	$6,101,447	$778,047

Goodwill arising from the acquisition was attributable to the benefit of expected synergies and future market development as of the date of acquisition. The Company carries out its impairment testing on goodwill at each year end by comparing the fair value to their carrying amounts. There is no impairment of goodwill being recognized during the financial year. None of the goodwill recognized is expected to be deductible for income tax purposes.